Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount Rate (1% Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Life Expectancy (1-Year Movement)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Duration of reasonably possible increase In actuarial assumption	1 year	1 year